Commitments and contingencies (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Commitments and contingencies.
Rental expenses under operating leases	$ 8,800	¥ 57,423	¥ 105,038	¥ 131,808